UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Shares issued (in shares)	54,520,325	54,520,325
Par value (in dollars per share)	$ 0.01	$ 0.01
Treasury stock (in shares)	427,949	427,949